Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2016